Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income (Loss) Before Income Taxes

Income / (loss) before income taxes consisted of the following:

	Years ended December 31,
	2012	2011	2010
	(In thousands)
Luxembourg	$(24,451)	$(1,281)	$—
United States	(444)	(2,753)	498
Other Jurisdictions	80,597	4,331	36,752

Total	$55,702	$297	$37,250

Components of Income Tax (Provision) Benefit

The components of income tax (provision) / benefit consisted of the following:

	Years ended December 31,
	2012	2011
	(In thousands)
Current income tax expense:
Luxembourg	$(535)	$—	$—
United States	(4,404)	(164)	(301)
Other Foreign	(20,540)	(6,205)	(21)

Total current	$(25,479)	$(6,369)	$(322)
Deferred tax benefit:
Luxembourg	$32	$—	$—
United States	4,646	782	344
Other Foreign	(912)	2,387	27

Total deferred	$3,766	$3,169	$371
Income tax (expense) benefit	$(21,713)	$(3,200)	$49

Reconciliation Between Luxembourg Statutory Rate and Liberian Statutory Rate and Our Effective Tax Rate

A reconciliation between the Luxembourg statutory rate of 28.8 percent and Liberian statutory rate of zero percent and our effective tax rate is as follows:

	Years ended December 31,
	2012	2011	2010
Statutory rate	28.8%	28.8%	—
Effect of tax rates different than the Luxembourg statutory tax rate	6.8%	108.5%	(0.1)%
Change in valuation allowance	3.4%	934.1%	—
Adjustments related to prior years	—	6.0%	—

Effective tax rate	39.0%	1,077.4%	(0.1)%

Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities consist of the following:

	December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$4,671	$2,547
Accrued payroll expenses	4,644	2,175
Deferred revenue	5,592	2,410
Other	23	18

Deferred tax assets	14,930	7,150
Less: valuation allowance	(4,476)	(2,547)

Total deferred tax assets	$10,454	$4,603
Deferred tax liabilities:
Depreciation and amortization	$(1,125)	$(1,063)
Deferred expenses	(2,024)	—

Total deferred tax liabilities	$(3,149)	$(1,063)

Net deferred tax assets	$7,305	$3,540